Leases	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [abstract]
LEASES

Note 16: - Leases

Leases

The Company has lease agreements with respect to the following items:

1.	Office and storage spaces:

The Company has engaged in lease agreements for office and storage spaces for total of 10 years which includes lease extension for three year that will expire in 2026.

2.	Vehicles:

The Company leases vehicles for the use of certain of its employees. The lease term is mainly for three-year periods from several leasing companies.

3.	Office equipment (i.e. printing and photocopying machines):

The Company leases office equipment (i.e. printing and photocopying machines) for five year periods.

Right-of-use assets composition and Changes in leas liabilities

2021

	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2021	$2,599	$821	$20	$3,440	$4,665
Additions to right -of -use assets		845		845	845
Termination lease		(125)		(125)	(125)
Depreciation expense	(433)	(628)	(5)	(1,068)
Exchange rate differences					150
Repayment of lease liabilities					(1,221)
As of December 31, 2021	$2,165	$913	$15	$3,092	$4,314

(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.75%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.

During 2021 the company recognized $253 thousand as interest expenses on lease liabilities.
During 2021 the total cash outflow for leases was $1,474 thousand.

2020

	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2020	$3,033	$963	$26	$4,022	$5,001
Additions to right -of -use assets		539		539	539
Lease termination		(110)		(110)	(112)
Depreciation expense	(434)	(571)	(6)	(1,011)
Exchange rate differences					343
Repayment of lease liabilities					(1,106)
As of December 31, 2020	$2,599	$821	$20	$3,440	$4,665

(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.96%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.
During 2020 the company recognized $190 thousand as interest expenses on lease liabilities.
During 2020 the total cash outflow for leases was $1,296 thousand.

Maturity analysis of the Company’s lease liabilities (including interest):

December 31, 2021

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,307	$1,100	$849	$1,485	$31	$4,772

December 31, 2020

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,238	$1,002	$806	$1,436	$748	$5,230

Lease extension

The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises significant judgement in deciding whether it is reasonably certain that the extension options will be exercised.

Office and storage spaces leases have extension options for additional three years. The Company has reasonable certainty that the extension option will be exercised in order to avoid a significant adverse impact to its operating activities.